Restricted Net Assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Restricted Net Assets
Percentage of after tax profits allocated to general reserve	10.00%
Percentage of reserve fund to registered capital when appropriation not required	50.00%
Statutory reserve	$ 1,853	¥ 12,903	¥ 12,903
Restricted net assets		¥ 70,090	¥ 177,408